Share capital - Warrants outstanding (Details)	3 Months Ended
	Mar. 31, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Warrants
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 6 months 11 days
Number of warrants outstanding | shares	20,603,396	20,603,396	20,603,396	22,369,718
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 6 months 22 days
Number of warrants outstanding | shares	11,010,059	11,010,059
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 0.80
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Maximum
Disclosure of classes of share capital [line items]
Exercise price		$ 16.00
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 years 10 months 24 days
Number of warrants outstanding | shares	5,091,969	5,091,969
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD | Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 2.00
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD | Maximum
Disclosure of classes of share capital [line items]
Exercise price	24.00
Warrants | Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price	$ 4.25
Weighted average contractual life	3 years 4 months 10 days
Number of warrants outstanding | shares	4,501,368	4,501,368
Stock options | Exercise Price $1.91 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	6 years 8 months 9 days